Provisions for liabilities - Summary of Provisions Excluding Post-Retirement Benefits (Details) £ in Millions, $ in Millions	12 Months Ended
	Dec. 31, 2023 GBP (£)	Dec. 31, 2022 GBP (£)	Dec. 31, 2022 USD ($)
Disclosure Of Other Provisions [Line Items]
Beginning balance	£ 1,521	£ 853
Differences on exchange	(82)	26
Provided in respect of the year		845
Transferred from liabilities associated with assets held for sale		26
Utilised during the year	(222)	(177)
Ending balance	999	1,521
– current	468	1,087
– non-current	531	434
Provisions for liabilities	999	1,521
Restructuring of existing businesses
Disclosure Of Other Provisions [Line Items]
Beginning balance	297	179
Differences on exchange	(32)	9
Provided in respect of the year		198
Transferred from liabilities associated with assets held for sale		20
Utilised during the year	(105)	(69)
Ending balance	139	297
– current	96	240
– non-current	43	57
Provisions for liabilities	139	297
Reversals of unused provisions	42	35
Net restructuring of existing businesses
Disclosure Of Other Provisions [Line Items]
Provided in respect of the year	(21)
Employee-related benefits
Disclosure Of Other Provisions [Line Items]
Beginning balance	44	41
Differences on exchange	(4)	2
Provided in respect of the year	13	10
Transferred from liabilities associated with assets held for sale		0
Utilised during the year	(11)	(9)
Ending balance	42	44
– current	13	14
– non-current	29	30
Provisions for liabilities	42	44
Reversals of unused provisions	14	10
Fox River
Disclosure Of Other Provisions [Line Items]
Beginning balance	54	62
Differences on exchange	0	0
Provided in respect of the year	0	0
Transferred from liabilities associated with assets held for sale		0
Utilised during the year	(10)	(8)
Ending balance	44	54
– current	3	10
– non-current	41	44
Provisions for liabilities	44	54
Other provisions
Disclosure Of Other Provisions [Line Items]
Beginning balance	676	571
Differences on exchange	(46)	15
Provided in respect of the year	240	187
Transferred from liabilities associated with assets held for sale		6
Utilised during the year	(96)	(91)
Ending balance	774	676
– current	356	373
– non-current	418	303
Provisions for liabilities	774	676
Reversals of unused provisions	128	225
Other provisions | DOJ and OFAC investigations
Disclosure Of Other Provisions [Line Items]
Beginning balance	450	0
Differences on exchange	0	0
Provided in respect of the year		450	$ 540
Transferred from liabilities associated with assets held for sale		0
Utilised during the year	0	0
Ending balance	0	450
– current	0	450
– non-current	0	0
Provisions for liabilities	0	£ 450
Net other provisions | DOJ and OFAC investigations
Disclosure Of Other Provisions [Line Items]
Provided in respect of the year	(450)
Net total provisions
Disclosure Of Other Provisions [Line Items]
Provided in respect of the year	(218)
Trade and other payables
Disclosure Of Other Provisions [Line Items]
Reversals of unused provisions	£ 450